CREDIT AGREEMENT (Schedule of Loss on Extinguishment) (Details) (USD $)	0 Months Ended	3 Months Ended		12 Months Ended		84 Months Ended	87 Months Ended
	Sep. 14, 2011	Sep. 30, 2012	Sep. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Sep. 30, 2012
Loss on Extinguishment:
Estimated fair value of debt after modification	$ 1,584,192	$ 1,880,000					$ 1,880,000
Waiver fee		37,600	30,000	30,000		30,000	67,600
Less: Original issue discount	330,019	202,926		368,000
Fair value of assets given	1,614,192	1,714,674					1,714,674
Less: Carrying Value of pre-modification debt	(838,815)	(1,677,439)					(1,677,439)
Unamortized deferred financing costs	66,375	0			103,250		0
Loss on debt extinguishment		$ (37,235)	$ (841,752)	$ (841,752)		$ (841,752)	$ (878,987)